Warrants (Details Narrative) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 13, 2020	Dec. 31, 2020
Warrants issued		12,436,301
Debt conversion of shares		3,448,025
1,250,000 Warrants [Member]
Warrants issued		900,000
Debt conversion of shares	1
Warrant term		5 years
Warrants exercise per share		$ 0.10
Warrants exercise	790,243
Warrants Two [Member]
Warrants issued		1,250,000
Debt conversion of shares		1
Warrants exercise per share		$ 0.12
Warrants maturity date		Mar. 30, 2025
Additional warrants issued		150,000
Warrants Three [Member]
Warrants issued		100,000
Debt conversion of shares		1
Warrants exercise per share		$ 2
Warrants maturity date		Apr. 29, 2022
Additional warrants issued		150,000
Warrants Four [Member]
Warrants issued		225,000
Debt conversion of shares		1
Warrants exercise per share		$ 0.20
Warrants maturity date		Dec. 01, 2021
Warrants Five [Member]
Warrants issued		9,961,301
Debt conversion of shares		1
Warrants exercise per share		$ 0.20
Warrants maturity date		Dec. 22, 2021